CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Cash flows from operating activities:
Net loss	$ (58,583,000)	$ (60,436,000)
Adjustments to reconcile net loss to net cash flows from operating activities:
Amortization and depreciation	6,450,000	6,434,000
Amortization of debt issuance costs	1,319,000	923,000
Bad debt reserve	4,783,000	2,829,000
Equity-based compensation	468,000	902,000
Phantom unit expense	271,000	236,000
Deferred income taxes	(1,144,000)	(433,000)
Accounts receivable	(10,235,000)	(5,676,000)
Contract assets	11,731,000	(11,726,000)
Other current assets	(1,557,000)	(878,000)
Prepaid expenses	695,000	(1,012,000)
Operating right-of-use assets	716,000	364,000
Accounts payable	15,099,000	1,958,000
Accrued expenses	(863,000)	1,248,000
Other noncurrent assets	(601,000)	(299,000)
Contract liabilities	1,114,000	1,077,000
Operating lease liabilities	(1,176,000)	(794,000)
Other liabilities	31,000	136,000
Net cash used in operating activities	(31,482,000)	(65,147,000)
Cash flows from investing activities:
Property and equipment purchases	(1,288,000)	(742,000)
Intangible asset purchases	(218,000)	(567,000)
Net cash flows from investing activities	(1,506,000)	(1,309,000)
Cash flows from financing activities:
Net (payments) borrowings on line of credit	(6,578,000)	19,972,000
Cash consideration paid for earnout liability		(2,023,000)
Proceeds from long-term debt	30,778,000	20,000,000
Repayments of long-term debt	(2,254,000)
Financing costs paid	(603,000)	(1,180,000)
Equity issuance costs		(112,000)
Contributions by investors		36,109,000
Net cash flows from financing activities	21,343,000	72,766,000
Net change in cash	(11,645,000)	6,310,000
Cash, beginning of year	17,666,000	11,356,000
Cash, end of year	6,021,000	17,666,000
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 6,413,000	$ 3,332,000